UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006




ITEM 1. SCHEDULE OF INVESTMENTS.


BURNHAM FUND
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 90.95%
(PERCENTAGE OF NET ASSETS)

orp.

DIVERSIFIED BANKS 1.26%
    Bank of America Corp.                              30,000   $     1,366,200
                                                                ----------------
TOTAL BANKS (COST: $1,386,627)                                        1,366,200
                                                                ----------------
CONSUMER DISCRETIONARY
GOODS 10.32%

AUTO MANUFACTURERS - FOREIGN 1.50%
    Toyota Motor Corp. - Sponsored ADR                 15,000         1,633,500
                                                                ----------------
HOME IMPROVEMENT RETAIL 1.17%
    The Home Depot, Inc.                               30,000         1,269,000
                                                                ----------------
HOTELS, RESORTS & CRUISE LINES 3.68%
    Carnival Corp.                                     40,000         1,894,800
    Royal Caribbean Cruises Ltd.                       50,000         2,101,000
                                                                ----------------
                                                                      3,995,800
                                                                ----------------
INTERNET RETAIL 1.44%
  o eBay Inc.                                          40,000         1,562,400
                                                                ----------------
RESTAURANTS 2.53%
    McDonald's Corp.                                   80,000         2,748,800
                                                                ----------------
TOTAL CONSUMER DISCRETIONARY
GOODS (COST: $10,069,718)                                            11,209,500
                                                                ----------------
CONSUMER STAPLES 10.82%

AGRICULTURAL PRODUCTS 1.09%
    Archer-Daniels-Midland Co.                         35,000         1,177,750
                                                                ----------------
FOOD RETAIL 1.84%
    Whole Foods Market, Inc.                           30,000         1,993,200
                                                                ----------------
PACKAGED FOOD & MEATS 2.09%
  o The Hain Celestial Group, Inc.                     50,000         1,309,500
    Wm. Wrigley Jr. Co.                                15,000           960,000
                                                                ----------------
                                                                      2,269,500
                                                                ----------------
SOFT DRINKS 3.19%
    PepsiCo, Inc.                                      60,000         3,467,400
                                                                ----------------
TOBACCO 2.61%
    Altria Group, Inc.                                 40,000         2,834,400
                                                                ----------------
TOTAL CONSUMER STAPLES
 (cost: $9,533,110)                                                  11,742,250
                                                                ----------------
ENERGY 24.27%

INTEGRATED OIL & GAS 10.99%
    BP p.l.c. - Sponsored ADR                          40,000         2,757,600
    ConocoPhillips                                     20,000         1,263,000
    Exxon Mobil Corp.                                 130,000         7,911,800
                                                                ----------------
                                                                     11,932,400
                                                                ----------------

                                                    NUMBER OF
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS - EXPLORATION & PRODUCTION 5.63%
    Chesapeake Energy Corp.                            60,000   $     1,884,600
    Devon Energy Corp.                                 40,000         2,446,800
  o McMoRan Exploration Co. a                         100,000         1,784,000
                                                                ----------------
                                                                      6,115,400
                                                                ----------------
OIL & GAS EQUIPMENT & SERVICES 2.32%
  o Dresser-Rand Group Inc.                            50,000         1,242,500
  o National-Oilwell Varco, Inc.                       20,000         1,282,400
                                                                ----------------
                                                                      2,524,900
                                                                ----------------
OIL & GAS REFINING/MARKETING & TRANSPORTATION 5.33%
    DCP Midstream Partners, L.P. a                     50,000         1,372,500
    Kinder Morgan Management LLC                       51,693         2,274,477
    The Williams Companies, Inc.                      100,000         2,139,000
                                                                ----------------
                                                                      5,785,977
                                                                ----------------
TOTAL ENERGY (COST: $14,604,890)                                     26,358,677
                                                                ----------------
FINANCIAL SERVICES 14.60%

CONSUMER FINANCE 4.84%
    American Express Co.                              100,000         5,255,000
                                                                ----------------
FOREIGN MONEY CENTER BANKS 1.05%
    Mitsubishi UFJ Financial
      Group Inc., ADR                                  75,000         1,140,750
                                                                ----------------
INVESTMENT BANKING & BROKERAGE 3.19%
    Merrill Lynch & Co., Inc.                          20,000         1,575,200
    Morgan Stanley                                     30,000         1,884,600
                                                                ----------------
                                                                      3,459,800
                                                                ----------------
LIFE & HEALTH INSURANCE 0.89%
    MetLife, Inc.                                      20,000           967,400
                                                                ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES 4.63%
    Citigroup Inc.                                     50,000         2,361,500
    JPMorgan Chase & Co.                               45,000         1,873,800
  o NYSE Group, Inc. a                                 10,000           792,500
                                                                ----------------
                                                                      5,027,800
                                                                ----------------
TOTAL FINANCIAL SERVICES
(COST: $10,691,644)                                                  15,850,750
                                                                ----------------
HEALTHCARE 6.35%

BIOTECHNOLOGY 1.34%
  o Amgen Inc.                                         20,000         1,455,000
                                                                ----------------
MANAGED HEALTH CARE 2.06%
    UnitedHealth Group Inc.                            40,000         2,234,400
                                                                ----------------
PHARMACEUTICALS 2.95%
    Johnson & Johnson                                  30,000         1,776,600
    Sanofi-Aventis - Sponsored ADR                     30,000         1,423,500
                                                                ----------------
                                                                      3,200,100
                                                                ----------------
TOTAL HEALTHCARE (COST: $5,473,667)                                   6,889,500
                                                                ----------------


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 1

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

INDUSTRIALS 6.46%

AEROSPACE & DEFENSE 2.50%
    Boeing Co.                                         20,000   $     1,558,600
    United Technologies Corp.                          20,000         1,159,400
                                                                ----------------
                                                                      2,718,000
                                                                ----------------
CONSTRUCTION & ENGINEERING 1.69%
    Fluor Corp.                                        10,000           858,000
    Granite Construction Inc.                          20,000           973,600
                                                                ----------------
                                                                      1,831,600
                                                                ----------------
INDUSTRIAL CONGLOMERATES 1.28%
    General Electric Co.                               40,000         1,391,200
                                                                ----------------
OFFICE SERVICES & SUPPLIES 0.99%
    Pitney Bowes Inc.                                  25,000         1,073,250
                                                                ----------------
TOTAL INDUSTRIALS
 (COST: $6,833,056)                                                   7,014,050
                                                                ----------------
INFORMATION TECHNOLOGY 10.31%

COMMUNICATIONS EQUIPMENT 1.05%
    Motorola, Inc.                                     50,000         1,145,500
                                                                ----------------
COMPUTER HARDWARE 6.56%
  o Apple Computer, Inc.                               40,000         2,508,800
    Hewlett-Packard Co.                                40,000         1,316,000
    International Business Machines Corp.              40,000         3,298,800
                                                                ----------------
                                                                      7,123,600
                                                                ----------------
INTERNET SOFTWARE & SERVICES 1.78%
  o Yahoo! Inc.                                        60,000         1,935,600
                                                                ----------------
SEMICONDUCTORS 0.91%
  o Rambus Inc. a                                      25,000           983,500
                                                                ----------------
TOTAL INFORMATION TECHNOLOGY
 (COST: $10,743,709)                                                 11,188,200
                                                                ----------------
MATERIALS 2.81%

FERTILIZERS & AGRICULTURAL CHEMICALS 1.17%
    Monsanto Co.                                       15,000         1,271,250
                                                                ----------------
CONSTRUCTION MATERIALS 0.80%
    Vulcan Materials Co.                               10,000           866,500
                                                                ----------------
STEEL 0.84%
    United States Steel Corp.                          15,000           910,200
                                                                ----------------
TOTAL MATERIALS (COST: $3,035,212)                                    3,047,950
                                                                ----------------
TELECOMMUNICATIONS SERVICES 0.94%

INTEGRATED TELECOMMUNICATIONS SERVICES 0.94%
    Verizon Communications Inc.                        30,000         1,021,800
                                                                ----------------
TOTAL TELECOMMUNICATIONS SERVICES
 (COST: $1,019,481)                                                   1,021,800
                                                                ----------------

                                                   NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------

UTILITIES 2.81%

GAS UTILITIES 1.56%
    Southern Union Co.                                 68,250   $     1,694,648
                                                                ----------------
INDIVIDUAL POWER PRODUCERS & ENERGY TRADERS 1.25%
  o NRG Energy, Inc.                                   30,000         1,356,600
                                                                ----------------
TOTAL UTILITIES (COST: $2,471,106)                                    3,051,248
                                                                ----------------
TOTAL COMMON STOCKS
 (COST: $75,862,220)                                                 98,740,125
                                                                ----------------
REGISTERED INVESTMENT
COMPANIES 4.27%

    Blackrock Enhanced Dividend
      Achievers Trust                                  75,000         1,048,500
    China Fund, Inc. a                                 50,000         1,423,500
    iShares MSCI Japan Index Fund a                   150,000         2,160,000
                                                                ----------------
                                                                      4,632,000
                                                                ----------------
TOTAL REGISTERED INVESTMENT COMPANIES
 (COST: $4,031,718)                                                   4,632,000
                                                                ----------------

                                                    FACE
                                                    VALUE
                                              ---------------
SHORT-TERM INSTRUMENTS b  12.48%

DISCOUNTED COMMERCIAL PAPER  5.91%
    General Electric Capital Corp.
    4.74%, 4/03/06                            $     1,016,000         1,016,000
                                                                ----------------
    San Paolo U.S. IMI Financial Co.
    4.81%, 4/04/06                                  5,400,000         5,399,279
                                                                ----------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $6,415,279)                                                   6,415,279
                                                                ----------------
INVESTMENT TRUST 6.57%
    Securities Lending Investment Fund,
    a series of the Brown Brothers
    Investment Trust c                              7,137,000         7,137,000
                                                                ----------------
TOTAL INVESTMENT TRUST (COST: $7,137,000)                             7,137,000
                                                                ----------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $13,552,279)                                                 13,552,279
                                                                ----------------

--------------------------------------------------------------------------------
  TOTAL INVESTMENTS 107.70%
  (COST $93,446,217)                                            $   116,924,404

  LIABILITIES, LESS CASH AND OTHER ASSETS (7.70)%                    (8,358,117)
                                                                ----------------
  NET ASSETS 100.00%                                            $  $108,566,287
                                                                ================

--------------------------------------------------------------------------------


2 BURNHAM FUND                                   SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

THE TAX COST OF THE FUND AT MARCH 31, 2006, BASED ON SECURITIES OWNED WAS $93,446,217. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT WAS $24,290,851 AND $(812,664), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT-TERM HOLDINGS, INCLUDING THE COLLATERAL RECEIVED FROM SECURITIES LENDING ACITVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.91%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITORY RECEIPT

--------------------------------------------------------------------------------


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 3

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 98.58%
(PERCENTAGE OF NET ASSETS)

BANKS 39.24%

ASSET MANAGEMENT & CUSTODY BANKS 1.07%
    The Bank of New York Co., Inc. 3                    40,000   $    1,441,600
                                                                 ---------------
BANKS - REGIONAL 37.16%
    Alliance Financial Corp.                            57,696        1,762,613
    Bancorp Rhode Island, Inc.                         189,975        6,632,027
    Boardwalk Bank                                       5,000           90,000
    Bridge Street Financial, Inc.                       99,000        1,821,600
  o Centennial Bank Holdings, Inc                      598,800        7,005,960
    Center Bancorp, Inc.                               109,389        1,301,729
  o Coast Financial Holdings, Inc.                      50,000          855,500
    CoBiz Inc.                                          43,100          887,860
  o Connecticut Bank & Trust Co.                       129,700        1,297,000
    First Community Bancorp                             40,000        2,306,400
    Interchange Financial Services Corp.                89,350        1,697,650
    Mercantile Bankshares Corp.                         30,000        1,153,500
    North Fork Bancorp., Inc.                          115,000        3,315,450
    SCBT Financial Corp.                                20,000          701,600
    State National Bancshares, Inc.                    127,500        3,474,375
    Sterling Bancorp                                   256,400        5,281,840
    Sterling Bancshares, Inc.                           75,000        1,353,750
    Summit Bank Corp.                                   67,500        1,022,625
    Synovus Financial Corp.                             20,000          541,800
    U.S.B. Holding Co., Inc.                           261,357        5,995,530
    United Community Banks, Inc.                        37,680        1,060,692
    Westbank Corp.                                      35,748          598,779
                                                                 ---------------
                                                                     50,158,280
                                                                 ---------------

DIVERSIFIED BANKS 1.01%
    Bank of America Corp. 3                             30,000        1,366,200
                                                                 ---------------
TOTAL BANKS (COST: $46,434,986)                                      52,966,080
                                                                 ---------------
DIVERSIFIED FINANCIALS 14.38%

CONSUMER FINANCE 1.19%
    Capital One Financial Corp. 3                       20,000        1,610,400
                                                                 ---------------
INSURANCE-PROPERTY & CASUALTY 1.51%
  o CRM Holdings, Ltd.                                 138,548        1,586,375
  o Seabright Insurance Holdings                        25,750          448,565
                                                                 ---------------
                                                                      2,034,940
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE 2.10%
    Morgan Stanley 3                                    45,000        2,826,900
                                                                 ---------------
INVESTMENT MANAGEMENT 3.19%
    Apollo Investment Corp.                             75,000        1,335,750
    Ares Capital Corp.                                 172,850        2,969,563
                                                                 ---------------
                                                                      4,305,313
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 4.03%
    Citigroup Inc. 3                                    70,000        3,306,100
    JPMorgan Chase & Co. 3                              27,500        1,145,100
    Republic Companies Group Inc.                       57,112          991,464
                                                                 ---------------
                                                                      5,442,664
                                                                 ---------------

                                                    NUMBER OF
                                                      SHARES           VALUE
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS 1.31%
    Fieldstone Investment Corp.                        150,000   $    1,770,000
                                                                 ---------------
SPECIALIZED FINANCE 0.84%
    American Capital Strategies, Ltd.                   32,400        1,139,184
                                                                 ---------------
UNREGISTERED INVESTMENT COMPANY 0.21%
  o Peregrine Holdings Ltd. a, 4, 5                    275,000          280,825
                                                                 ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $18,458,852)                     19,410,226
                                                                 ---------------

SAVINGS & LOAN COMPANIES 44.96%

SAVINGS & LOAN COMPANIES - REGIONAL 44.96%
    Astoria Financial Corp.                             75,000        2,322,000
    BankUnited Financial Corp. Class A                  75,050        2,029,352
    Berkshire Hills Bancorp, Inc.                       22,000          768,680
    Central Bancorp, Inc. 5                             98,550        2,795,863
    Charter Financial Corp.                             62,351        2,373,079
    Citizens South Banking Corp., Inc.                 296,750        3,762,790
    Commercial Capital Bancorp, Inc.                     9,300          130,758
    Dime Community Bancshares, Inc.                    342,500        4,921,725
    Fidelity Bankshares, Inc.                          117,582        3,954,283
    Flag Financial Corp.                                85,700        1,521,175
    Hudson City Bancorp, Inc.                          600,000        7,974,000
  o Investors Bancorp, Inc.                            320,750        4,471,255
    New England Bancshares, Inc.                        60,450          648,024
    People's Bank                                      250,000        8,187,500
    Pulaski Financial Corp.                             85,900        1,417,350
    Sovereign Bancorp, Inc. 3                          485,000       10,626,350
    Synergy Financial Group Inc.                        62,967          914,281
    Willow Grove Bancorp, Inc.                         105,200        1,863,092
                                                                 ---------------
                                                                     60,681,557
                                                                 ---------------

TOTAL SAVINGS & LOAN COMPANIES
 (COST: $51,217,373)                                                 60,681,557
                                                                 ---------------
TOTAL COMMON STOCKS
 (COST: $116,111,211)                                               133,057,863
                                                                 ---------------

                                                     FACE
                                                     VALUE
                                                --------------

SHORT-TERM INSTRUMENT 1.36%

DISCOUNTED COMMERCIAL PAPER 1.36%
    San Paolo U.S. IMI Financial Co.
    4.81%, 4/04/06                              $    1,839,000   $    1,838,754
                                                                 ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $1,838,754)                                                   1,838,754
                                                                 ---------------

                                                  NUMBER OF
                                                  CONTRACTS
                                                --------------

CALL OPTIONS PURCHASED - 0.16%

    Sovereign Bancorp, Inc. Calls
      @ 20 due Jan 08                                      500          210,000
                                                                 ---------------
TOTAL CALL OPTIONS PURCHASED
 (PREMIUMS PAID: $247,190)                                              210,000
                                                                 ---------------


4 FINANCIAL SERVICES FUND                        SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                  CONTRACTS          VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  TOTAL INVESTMENTS 100.10%
  (COST $118,197,155)                                            $  135,106,617

  CALL OPTIONS WRITTEN (0.23)%
  (PREMIUMS RECEIVED $290,395)                                         (308,500)

  CASH AND OTHER ASSETS, LESS LIABILITIES 0.13%                         180,003
                                                                 ---------------

  NET ASSETS 100.00%                                             $  134,978,120
                                                                 ===============

--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN (0.23)%

  Bank of America Corp. Calls
      @ 47.5 due Jan 07                                     50   $       (7,750)
      @ 50 due Jan 07                                      250          (17,500)
                                                                 ---------------
                                                                        (25,250)
                                                                 ---------------
  Capital One Financial Corp. Calls
      @ 85 due May 06                                      200          (19,000)
                                                                 ---------------
  Citigroup Inc. Calls
      @ 50 due Sep 06                                      350          (24,500)
      @ 55 due Jan 07                                      350          (15,750)
                                                                 ---------------
                                                                        (40,250)
                                                                 ---------------
  JPMorgan Chase & Co. Calls
      @ 45 due Jan 07                                      275          (37,125)
                                                                 ---------------
  Morgan Stanley Calls
      @ 65 due Jan 07                                      225          (90,000)
      @ 70 due Jan 07                                      225          (48,375)
                                                                 ---------------
                                                                       (138,375)
                                                                 ---------------
  Sovereign Bancorp, Inc. Calls
      @ 25 due Jan 07                                      500          (27,500)
                                                                 ---------------
  The Bank of New York Co., Inc. Calls
      @ 40 due Jan 07                                      200          (21,000)
                                                                 ---------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $290,395)                                   $     (308,500)
                                                                 ===============

      FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT MARCH 31, 2006, BASED ON SECURITIES OWNED WAS $118,197,155. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2006 WAS $18,972,662 AND $(2,063,200), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE OF FAIR VALUED SECURITIES IS $280,825, REPRESENTING 0.21% OF NET ASSETS


SEE NOTES TO PORTFOLIO HOLDINGS                        FINANCIAL SERVICES FUND 5

BURNHAM FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------------
 PORTFOLIO HOLDINGS AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 99.27%

(PERCENTAGE OF NET ASSETS)

BANKS 42.46%

ASSET MANAGEMENT & CUSTODY BANKS 8.00%
   The Bank of New York Co., Inc. 3                    70,000   $     2,522,800
                                                                ----------------
BANKS - REGIONAL 24.71%
   AmSouth Bancorporation 3                            25,000           676,250
   First Community Bancorp                             20,000         1,153,200
   First Republic Bank                                 30,000         1,134,600
   Marshall & Ilsley Corp. 3                           20,000           871,600
   Mercantile Bankshares Corp. 3                       15,000           576,750
   North Fork Bancorp., Inc. 3                         10,000           288,300
   Synovus Financial Corp. 3                           60,000         1,625,400
   South Financial Group, Inc. 3                       25,000           653,750
   United Community Banks, Inc.                        28,840           811,846
                                                                ----------------
                                                                      7,791,696
                                                                ----------------
DIVERSIFIED BANKS 9.75%
   Bank of America Corp. 3                             25,000         1,138,500
   Comerica Inc. 3                                     15,000           869,550
   U.S. Bancorp 3                                      35,000         1,067,500
                                                                ----------------
                                                                      3,075,550
                                                                ----------------
TOTAL BANKS (COST: $12,931,374)                                      13,390,046
                                                                ----------------
DIVERSIFIED FINANCIALS 22.38%
CONSUMER FINANCE 6.38%
   Capital One Financial Corp. 3                       25,000         2,013,000
                                                                ----------------
INSURANCE-PROPERTY & CASUALTY 4.19%
   American International Group, Inc. 3                20,000         1,321,800
                                                                ----------------
INVESTMENT BANKING & BROKERAGE 4.48%
   Morgan Stanley 3                                    22,500         1,413,450
                                                                ----------------
INVESTMENT MANAGEMENT 2.12%
   Apollo Investment Corp.                             37,500           667,875
                                                                ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES 0.66%
   JPMorgan Chase & Co. 3                               5,000           208,200
                                                                ----------------
REAL ESTATE INVESTMENT TRUSTS 2.75%
   Redwood Trust, Inc. 3                               20,000           866,400
                                                                ----------------
SPECIALIZED FINANCE 1.80%
   American Capital Strategies, Ltd.                   16,200           569,592
                                                                ----------------
TOTAL DIVERSIFIED FINANCIALS
 (COST: $6,834,659)                                                   7,060,317
                                                                ----------------

                                                      NUMBER OF
                                                        SHARES          VALUE
--------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES 34.43%

SAVINGS & LOAN COMPANIES - REGIONAL 34.43%
   Astoria Financial Corp. a                           25,500   $       789,480
   BankUnited Financial Corp. Class A                  15,000           405,600
   Commercial Capital Bancorp, Inc.                    31,700           445,702
   Hudson City Bancorp, Inc. a                        300,002         3,987,027
   Investors Bancorp, Inc.                              5,381            75,011
   MGIC Investment Corp. 3                             15,000           999,450
   People's Banka                                      60,000         1,965,000

   Sovereign Bancorp, Inc. 3                          100,000         2,191,000
                                                                ----------------
TOTAL SAVINGS & LOAN COMPANIES
 (COST: $9,413,205)                                                  10,858,270
                                                                ----------------
TOTAL COMMON STOCKS
 (COST: $29,179,238)                                                 31,308,633
                                                                ----------------
                                                     FACE
                                                     VALUE
                                               ---------------
SHORT-TERM INSTRUMENT 2.77%

DISCOUNTED COMMERCIAL PAPER 2.77%
   San Paolo U.S. IMI Financial Co.
   4.81%, 4/04/06                             $       872,000           871,883
                                                                ----------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $871,883)                                                       871,883
                                                                ----------------
                                                 NUMBER OF
                                                 CONTRACTS
                                              ---------------
CALL OPTIONS PURCHASED - 0.33%

 Sovereign Bancorp, Inc. Calls
     @ 20 due Jan 08                                      250           105,000
                                                                ----------------
TOTAL CALL OPTIONS PURCHASED
 (PREMIUMS PAID: $123,595)                                              105,000
                                                                ----------------
PUT OPTIONS PURCHASED - 0.09%

 Commerce Bancorp, Inc. Puts
     @ 35 due Apr 06                                      250            11,250
                                                                ----------------
 Fifth Third Bancorp Puts
     @ 40 due May 06                                      125            18,125
                                                                ----------------
TOTAL PUT OPTIONS PURCHASED
 (PREMIUMS PAID: $34,000)                                                29,375
                                                                ----------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS 102.46%
 (COST $30,208,716)                                             $    32,314,891

 SHORT SALES (18.62)%
 (PROCEEDS $5,654,616)                                               (5,871,225)

 CALL OPTIONS WRITTEN (1.52)%
 (PREMIUMS RECEIVED $518,647)                                          (480,625)

 CASH AND OTHER ASSETS, LESS LIABILITIES 17.68%                       5,574,429
                                                                ----------------
 NET ASSETS 100.00%                                             $    31,537,470
                                                                ================
--------------------------------------------------------------------------------


6 FINANCIAL INDUSTRIES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED

--------------------------------------------------------------------------------
 PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES          VALUE
--------------------------------------------------------------------------------

SHORT SALES (18.62)%

 Commerce Bancorp, Inc.                               (15,000)  $      (549,750)
 Fifth Third Bancorp                                  (10,000)         (393,600)
 Golden West Financial Corp.                          (10,000)         (679,000)
 M & T Bank Corp.                                     (15,000)       (1,712,100)
 New York Community Bancorp, Inc.                     (25,000)         (438,000)
 NewAlliance Bancshares, Inc.                         (37,500)         (541,125)
 Wachovia Corp.                                        (5,000)         (280,250)
 Wells Fargo & Co.                                    (20,000)       (1,277,400)
                                                                ----------------
TOTAL SHORT SALES (PROCEEDS:$5,654,616)                              (5,871,225)
                                                                ================

                                                 NUMBER OF
                                                 CONTRACTS
                                              ---------------

CALL OPTIONS WRITTEN (1.52)%

American International Group, Inc. Calls
    @ 70 due Nov 06                                       100           (27,500)
    @ 75 due Aug 06                                        50            (2,250)
    @ 80 due Jan 07                                        50            (3,500)
                                                                ----------------
                                                                        (33,250)
                                                                ----------------
AmSouth Bancorporation Calls
    @ 30 due Sep 06                                       150            (6,000)
                                                                ----------------
Bank of America Corp. Calls
    @ 47.5 due Jan 07                                      70           (10,850)
    @ 50 due Aug 06                                        60            (1,500)
    @ 50 due Jan 07                                        70            (4,900)
                                                                ----------------
                                                                        (17,250)
                                                                ----------------
Capital One Financial Corp. Calls
    @ 85 due May 06                                       100            (9,500)
    @ 85 due Jan 07                                        50           (29,000)
    @ 90 due Jan 07                                        50           (19,500)
    @ 95 due Jan 07                                        50           (12,000)
                                                                ----------------
                                                                        (70,000)
                                                                ----------------
Comerica Inc. Calls
    @ 60 due Apr 06                                        50            (1,750)
    @ 65 due Jan 07                                       100            (9,500)
                                                                ----------------
                                                                        (11,250)
                                                                ----------------
JPMorgan Chase & Co. Calls
    @ 45 due Jan 07                                        50            (6,750)
                                                                ----------------
Marshall & Ilsley Corp. Calls
    @ 45 due Jun 06                                       200           (13,000)
                                                                ----------------
Mercantile Bankshares Corp. Calls
    @ 40 due Jul 06                                       100            (3,750)
                                                                ----------------
MGIC Investment Corp. Calls
    @ 70 due Jun 06                                        50            (6,500)
    @ 70 due Sep 06                                        50           (14,250)
    @ 75 due Jan 07                                        50           (13,750)
                                                                ----------------
                                                                        (34,500)
                                                                ----------------

                                                    NUMBER OF
                                                    CONTRACTS           VALUE
--------------------------------------------------------------------------------

 Morgan Stanley Calls
     @ 60 due Apr 06                                       50   $       (15,000)
     @ 65 due Jan 07                                      100           (40,000)
     @ 70 due Jan 07                                       75           (16,125)
                                                                ----------------
                                                                        (71,125)
                                                                ----------------
 North Fork Bancorp., Inc. Calls
     @ 25 due May 06                                       50           (19,000)
     @ 30 due Jan 07                                       50            (3,000)
                                                                ----------------
                                                                        (22,000)
                                                                ----------------
 Redwood Trust, Inc. Calls
     @ 45 due Apr 06                                      200            (2,000)
                                                                ----------------
 South Financial Group, Inc. Calls
     @ 30 due May 06                                      150              (750)
                                                                ----------------
 Sovereign Bancorp, Inc. Calls
     @ 25 due Jan 07                                      500           (27,500)
                                                                ----------------
 Synovus Financial Corp. Calls
     @ 30 due Aug 06                                      250            (7,500)
                                                                ----------------
 The Bank of New York Co., Inc. Calls
     @ 32.5 due Apr 06                                    150           (55,500)
     @ 35 due Apr 06                                      100           (16,000)
     @ 35 due Jul 06                                      250           (58,750)
     @ 40 due Jan 07                                      100           (10,500)
                                                                ----------------
                                                                       (140,750)
                                                                ----------------
 U.S. Bancorp Calls
     @ 32.5 due Jun 06                                    250            (3,750)
     @ 32.5 due Jan 07                                    100            (9,500)
                                                                ----------------
                                                                        (13,250)
                                                                ----------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $518,647)                                  $      (480,625)
                                                                ================

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

THE TAX COST OF THE FUND AT MARCH 31, 2006, BASED ON SECURITIES OWNED WAS $30,208,716.THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION)FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2006 WAS $2,421,378 AND $(315,203), RESPECTIVELY.

a     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.


SEE NOTES TO PORTFOLIO HOLDINGS                      FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 PORTFOLIO HOLDINGS AS OF MARCH 31, 2006 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      FACE
                                                      VALUE            VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 101.46%

(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 54.11%
   U.S. Treasury Bill
   4.38%, 4/06/06                             $    80,000,000   $    79,971,283
                                                                ----------------

   U.S. Treasury Notes
   4.625%, 5/15/06                                 20,000,000        20,010,050
   7.00%, 7/15/06                                  30,000,000        30,199,772
                                                                ----------------
                                                                     50,209,822
                                                                ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST: $130,181,106)                                                130,181,105
                                                                ----------------

REPURCHASE AGREEMENTS 47.35%
   Citigroup Global Markets Inc.,
   4.70% dated 3/31/06, to be
   repurchased at $55,021,542 on
   4/03/06, (collateralized by
   $46,963,109 GNMA, 4.50%
   due 7/20/31 value
   $12,753,832 and $50,000,000
   GNMA, 5.00% due 9/20/31
   value $43,348,169)                              55,000,000        55,000,000
                                                                ----------------

   Goldman Sachs,
   4.44% dated 3/31/06, to be
   repurchased at $58,921,793 on
   4/03/06, (collateralized by
   $60,375,000 U.S. Treasury
   Inflation-indexed Note,
   0.875% due 4/15/10 value
   $60,078,855)                                    58,900,000        58,900,000
                                                                ----------------
TOTAL REPURCHASE AGREEMENTS
(COST: $113,900,000)                                                113,900,000
                                                                ----------------

TOTAL SHORT-TERM INSTRUMENTS
(COST: $244,081,106)                                                244,081,105
                                                                ----------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.46%
(COST $244,081,106) *                                           $   244,081,105

LIABILITIES, LESS CASH AND OTHER ASSETS (1.46)%                      (3,523,002)
                                                                ----------------
NET ASSETS 100.00%                                              $   240,558,103
                                                                ================

--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.


8 U.S. GOVERNMENT MONEY MARKET FUND              SEE NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2006 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

      THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

      STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. ANY EQUITIES THAT DIDN'T TRADE THAT DAY ARE VALUED AT THE LAST AVAILABLE BID PRICE.

      BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

      MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

      REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

      OPTIONS MAY BE WRITTEN BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKETS. WHEN A FUND ENTERS INTO A WRITTEN CALL OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND ALSO RECORDS AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY, TO REFLECT THE OPTION'S CURRENT VALUE. THE POTENTIAL RISK TO THE FUNDS IS THAT THE CHANGE IN VALUE OF OPTIONS CONTRACTS MAY NOT CORRESPOND TO THE CHANGE IN VALUE OF THE HEDGED INSTRUMENTS. IN ADDITION, LOSSES MAY ARISE FROM CHANGES IN THE VALUE OF THE UNDERLYING INSTRUMENTS, IF THERE IS AN ILLIQUID SECONDARY MARKET FOR THE CONTRACTS, OR IF THE COUNTERPARTY TO THE CONTRACT IS UNABLE TO PERFORM. WHEN A CALL OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

      EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

      SHORT SALES

      SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

      SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

      FAIR VALUE PRICING

      EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS.

      ACCOUNTING FOR PORTFOLIO TRANSACTIONS

      THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

      THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES. WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE


                                                   NOTES TO PORTFOLIO HOLDINGS 9

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2006 (CONTINUED) (UNAUDITED)

      DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.

      AT MARCH 31, 2006, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                            LOANED SECURITIES        % OF            VALUE OF
                              MARKET VALUE        NET ASSETS     CASH COLLATERAL
                            -----------------     ----------     ---------------
      BURNHAM FUND             $6,905,416            6.36%         $7,137,000

3. SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

4. RESTRICTED SECURITIES

      ALL FUNDS EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT MARCH 31, 2006, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A IF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,
      % OF NET ASSETS        FUND      SHARES/PAR     COST         VALUE
      -----------------    ---------   ----------   --------     --------
      PEREGRINE             BURNHAM      275,000    $280,825     $280,825
      HOLDINGS LTD.        FINANCIAL
      05/31/02             SERVICES
      0.21%                  FUND

5. TRANSACTIONS WITH AFFILIATED SECURITIES

      DURING THE PERIOD THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                  VALUE AT      COST OF     COST OF    VALUE AT      REALIZED      DIVIDEND
AFFILIATE         12/31/05     PURCHASES     SALES     3/31/06      GAIN/(LOSS)     INCOME
---------        ----------    ---------   --------   ----------    -----------    --------
CENTRAL
BANCORP, INC.    $2,967,775    $      --   $257,180   $2,795,863    $        --    $ 19,125
PEREGRINE
HOLDINGS LTD.       251,457       25,000         --      280,825        (34,947)         --


10  NOTES TO PORTFOLIO HOLDINGS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BURNHAM INVESTORS TRUST


By: (Signature and Title)         /s/ Jon M. Burnham
                                  Jon M. Burnham, Chief Executive Officer


Date:                             May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)         /s/ Jon M. Burnham
                                  Jon M. Burnham, Chief Executive Officer


Date:                             May 25, 2006



By: (Signature and Title)         /s/ Michael E. Barna
                                  Michael E. Barna, Chief Financial Officer


Date:                             May 25, 2006